Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	BUFFALO FUNDS
Central Index Key	0001135300
Amendment Flag	false
Document Creation Date	Jul. 25, 2016
Document Effective Date	Jul. 29, 2016
Prospectus Date	Jul. 29, 2016
Buffalo Discovery Fund | Buffalo Discovery Fund
Prospectus:
Trading Symbol	BUFTX
Buffalo Dividend Focus Fund | Buffalo Dividend Focus Fund
Prospectus:
Trading Symbol	BUFDX
Buffalo Emerging Opportunities Fund | Buffalo Emerging Opportunities Fund
Prospectus:
Trading Symbol	BUFOX
Buffalo Flexible Income Fund | Buffalo Flexible Income Fund
Prospectus:
Trading Symbol	BUFBX
Buffalo Growth Fund | Buffalo Growth Fund
Prospectus:
Trading Symbol	BUFGX
Buffalo High Yield Fund | Buffalo High Yield Fund
Prospectus:
Trading Symbol	BUFHX
Buffalo International Fund | Buffalo International Fund
Prospectus:
Trading Symbol	BUFIX
Buffalo Large Cap Fund | Buffalo Large Cap Fund
Prospectus:
Trading Symbol	BUFEX
Buffalo Mid Cap Fund | Buffalo Mid Cap Fund
Prospectus:
Trading Symbol	BUFMX
Buffalo Small Cap Fund | Buffalo Small Cap Fund
Prospectus:
Trading Symbol	BUFSX